General Information (Details)	1 Months Ended	3 Months Ended
	May 31, 2021	Mar. 31, 2023
Yarrow Biotechnology, Inc
Disclosure of subsidiaries [line items]
Proportion of ownership interest in associate	8.00%	5.10%
ProQR Therapeutics Holding B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
ProQR Therapeutics I B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
ProQR Therapeutics II B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
ProQR Therapeutics III B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
ProQR Therapeutics IV B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
ProQR Therapeutics V B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
ProQR Therapeutics VI B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
ProQR Therapeutics VII B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
ProQR Therapeutics VIII B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
ProQR Therapeutics IX B.V. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%
Amylon Therapeutics B.V [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		80.00%
ProQR Therapeutics I Inc. [Member]
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary		100.00%